Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMorgan Trust I
Prospectus Date	rr_ProspectusDate	Nov. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

JPMorgan SmartRetirement® Blend 2020 Fund

JPMorgan SmartRetirement® Blend 2025 Fund

JPMorgan SmartRetirement® Blend 2030 Fund

JPMorgan SmartRetirement® Blend 2035 Fund

JPMorgan SmartRetirement® Blend 2040 Fund

JPMorgan SmartRetirement® Blend 2045 Fund

JPMorgan SmartRetirement® Blend 2050 Fund

JPMorgan SmartRetirement® Blend 2055 Fund

JPMorgan SmartRetirement® Blend 2060 Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 19, 2020 to the Summary Prospectuses and Prospectuses as dated above

Decrease in Investment Advisory Fee for each Fund

Effective November 1, 2020, the investment advisory fee for each Fund will decrease to 0.15% of average daily net assets.

Decrease in all Class Shares Expense Caps

Effective November 1, 2020, the expense caps for all Share Classes will be decreased to the following levels:

Share Class	Class A1	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
	0.69%	0.44%	0.94%	0.69%	0.44%	0.29%	0.19%

[1]	The JPMorgan SmartRetirement Blend Funds do not have Class A Shares. As such, the Class A Shares expense caps decrease applies only to JPMorgan SmartSpending Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend Income Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 19, 2020 to the Summary Prospectuses and Prospectuses as dated above

Decrease in Investment Advisory Fee for each Fund

Effective November 1, 2020, the investment advisory fee for each Fund will decrease to 0.15% of average daily net assets.

Decrease in all Class Shares Expense Caps

Effective November 1, 2020, the expense caps for all Share Classes will be decreased to the following levels:

Share Class	Class A1	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
	0.69%	0.44%	0.94%	0.69%	0.44%	0.29%	0.19%

[1]	The JPMorgan SmartRetirement Blend Funds do not have Class A Shares. As such, the Class A Shares expense caps decrease applies only to JPMorgan SmartSpending Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend 2020 Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 19, 2020 to the Summary Prospectuses and Prospectuses as dated above

Decrease in Investment Advisory Fee for each Fund

Effective November 1, 2020, the investment advisory fee for each Fund will decrease to 0.15% of average daily net assets.

Decrease in all Class Shares Expense Caps

Effective November 1, 2020, the expense caps for all Share Classes will be decreased to the following levels:

Share Class	Class A1	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
	0.69%	0.44%	0.94%	0.69%	0.44%	0.29%	0.19%

[1]	The JPMorgan SmartRetirement Blend Funds do not have Class A Shares. As such, the Class A Shares expense caps decrease applies only to JPMorgan SmartSpending Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend 2025 Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 19, 2020 to the Summary Prospectuses and Prospectuses as dated above

Decrease in Investment Advisory Fee for each Fund

Effective November 1, 2020, the investment advisory fee for each Fund will decrease to 0.15% of average daily net assets.

Decrease in all Class Shares Expense Caps

Effective November 1, 2020, the expense caps for all Share Classes will be decreased to the following levels:

Share Class	Class A1	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
	0.69%	0.44%	0.94%	0.69%	0.44%	0.29%	0.19%

[1]	The JPMorgan SmartRetirement Blend Funds do not have Class A Shares. As such, the Class A Shares expense caps decrease applies only to JPMorgan SmartSpending Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend 2030 Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 19, 2020 to the Summary Prospectuses and Prospectuses as dated above

Decrease in Investment Advisory Fee for each Fund

Effective November 1, 2020, the investment advisory fee for each Fund will decrease to 0.15% of average daily net assets.

Decrease in all Class Shares Expense Caps

Effective November 1, 2020, the expense caps for all Share Classes will be decreased to the following levels:

Share Class	Class A1	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
	0.69%	0.44%	0.94%	0.69%	0.44%	0.29%	0.19%

[1]	The JPMorgan SmartRetirement Blend Funds do not have Class A Shares. As such, the Class A Shares expense caps decrease applies only to JPMorgan SmartSpending Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend 2035 Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 19, 2020 to the Summary Prospectuses and Prospectuses as dated above

Decrease in Investment Advisory Fee for each Fund

Effective November 1, 2020, the investment advisory fee for each Fund will decrease to 0.15% of average daily net assets.

Decrease in all Class Shares Expense Caps

Effective November 1, 2020, the expense caps for all Share Classes will be decreased to the following levels:

Share Class	Class A1	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
	0.69%	0.44%	0.94%	0.69%	0.44%	0.29%	0.19%

[1]	The JPMorgan SmartRetirement Blend Funds do not have Class A Shares. As such, the Class A Shares expense caps decrease applies only to JPMorgan SmartSpending Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend 2040 Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 19, 2020 to the Summary Prospectuses and Prospectuses as dated above

Decrease in Investment Advisory Fee for each Fund

Effective November 1, 2020, the investment advisory fee for each Fund will decrease to 0.15% of average daily net assets.

Decrease in all Class Shares Expense Caps

Effective November 1, 2020, the expense caps for all Share Classes will be decreased to the following levels:

Share Class	Class A1	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
	0.69%	0.44%	0.94%	0.69%	0.44%	0.29%	0.19%

[1]	The JPMorgan SmartRetirement Blend Funds do not have Class A Shares. As such, the Class A Shares expense caps decrease applies only to JPMorgan SmartSpending Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend 2045 Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 19, 2020 to the Summary Prospectuses and Prospectuses as dated above

Decrease in Investment Advisory Fee for each Fund

Effective November 1, 2020, the investment advisory fee for each Fund will decrease to 0.15% of average daily net assets.

Decrease in all Class Shares Expense Caps

Effective November 1, 2020, the expense caps for all Share Classes will be decreased to the following levels:

Share Class	Class A1	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
	0.69%	0.44%	0.94%	0.69%	0.44%	0.29%	0.19%

[1]	The JPMorgan SmartRetirement Blend Funds do not have Class A Shares. As such, the Class A Shares expense caps decrease applies only to JPMorgan SmartSpending Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend 2050 Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 19, 2020 to the Summary Prospectuses and Prospectuses as dated above

Decrease in Investment Advisory Fee for each Fund

Effective November 1, 2020, the investment advisory fee for each Fund will decrease to 0.15% of average daily net assets.

Decrease in all Class Shares Expense Caps

Effective November 1, 2020, the expense caps for all Share Classes will be decreased to the following levels:

Share Class	Class A1	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
	0.69%	0.44%	0.94%	0.69%	0.44%	0.29%	0.19%

[1]	The JPMorgan SmartRetirement Blend Funds do not have Class A Shares. As such, the Class A Shares expense caps decrease applies only to JPMorgan SmartSpending Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement* Blend 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend 2055 Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 19, 2020 to the Summary Prospectuses and Prospectuses as dated above

Decrease in Investment Advisory Fee for each Fund

Effective November 1, 2020, the investment advisory fee for each Fund will decrease to 0.15% of average daily net assets.

Decrease in all Class Shares Expense Caps

Effective November 1, 2020, the expense caps for all Share Classes will be decreased to the following levels:

Share Class	Class A1	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
	0.69%	0.44%	0.94%	0.69%	0.44%	0.29%	0.19%

[1]	The JPMorgan SmartRetirement Blend Funds do not have Class A Shares. As such, the Class A Shares expense caps decrease applies only to JPMorgan SmartSpending Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMorgan SmartRetirement Blend 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

JPMORGAN TRUST I

J.P. Morgan SmartRetirement Blend Funds

JPMorgan SmartRetirement® Blend 2060 Fund

Summary Prospectuses and Prospectuses dated November 1, 2019, as supplemented

(All Share Classes)

(each, a “Fund” and together, the “Funds”)

Supplement dated August 19, 2020 to the Summary Prospectuses and Prospectuses as dated above

Decrease in Investment Advisory Fee for each Fund

Effective November 1, 2020, the investment advisory fee for each Fund will decrease to 0.15% of average daily net assets.

Decrease in all Class Shares Expense Caps

Effective November 1, 2020, the expense caps for all Share Classes will be decreased to the following levels:

Share Class	Class A1	Class I	Class R2	Class R3	Class R4	Class R5	Class R6
	0.69%	0.44%	0.94%	0.69%	0.44%	0.29%	0.19%

[1]	The JPMorgan SmartRetirement Blend Funds do not have Class A Shares. As such, the Class A Shares expense caps decrease applies only to JPMorgan SmartSpending Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE